Vanguard® International Growth Fund
Schedule of Investments (unaudited)
As of May 31, 2024
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Shares	Market Value ($000)
Common Stocks (97.3%)
Australia (1.3%)
	WiseTech Global Ltd.	8,981,963	583,777
Austria (0.5%)
	Erste Group Bank AG	4,532,953	222,750
Belgium (2.4%)
*	Argenx SE	1,994,991	737,842
	Umicore SA	9,568,320	189,513
	UCB SA	1,226,367	172,023
			1,099,378
Brazil (1.8%)
*	NU Holdings Ltd. Class A	60,644,967	720,462
	Raia Drogasil SA	18,480,166	88,232
			808,694
Canada (1.0%)
	Toronto-Dominion Bank	2,907,496	162,553
	Canadian National Railway Co.	1,253,467	159,563
*	Shopify Inc. Class A (XTSE)	1,948,263	115,240
			437,356
China (8.1%)
*	PDD Holdings Inc. ADR	6,467,960	968,771
	Tencent Holdings Ltd.	20,431,100	947,872
*,1	Meituan Class B	55,721,868	759,276
	BYD Co. Ltd. Class H	18,370,500	515,463
	Full Truck Alliance Co. Ltd. ADR	12,227,700	108,093
	Shenzhen Inovance Technology Co. Ltd. Class A	12,775,614	102,127
*,1	Wuxi Biologics Cayman Inc.	66,043,000	94,754
	Contemporary Amperex Technology Co. Ltd. Class A	3,428,659	93,364
[1]	Ganfeng Lithium Group Co. Ltd. Class H	18,796,200	52,152
			3,641,872
Denmark (4.9%)
*	Vestas Wind Systems A/S	31,160,984	874,326
*	Genmab A/S	2,449,802	691,478
	Novo Nordisk A/S Class B	2,368,143	320,855
	Ambu A/S Class B	16,459,513	316,013
			2,202,672
France (5.5%)
	L'Oreal SA (XPAR)	1,499,935	740,368
	Schneider Electric SE	2,072,475	517,041
	Kering SA	833,512	288,158
	Sanofi SA	2,156,472	211,123
	TotalEnergies SE	2,384,184	174,676
	EssilorLuxottica SA	704,649	158,020
	Hermes International SCA	62,020	147,212
*	SOITEC	977,460	119,887
	Legrand SA	1,006,958	109,338
			2,465,823
Germany (3.5%)
	SAP SE	2,397,637	437,229
*,1	Zalando SE	10,049,138	266,898
	Infineon Technologies AG	5,714,599	231,204
	Bayerische Motoren Werke AG (XETR)	2,149,376	219,241
	Siemens AG (Registered)	991,946	191,189
	Beiersdorf AG	864,213	135,489
*,2,3	HelloFresh SE	10,336,074	62,091
*,2,3	Jumia Technologies AG ADR	6,724,836	47,679
			1,591,020

Vanguard® International Growth Fund
		Shares	Market Value ($000)
Hong Kong (1.7%)
	AIA Group Ltd.	66,568,000	517,047
	Hong Kong Exchanges & Clearing Ltd.	3,985,030	134,798
	BOC Hong Kong Holdings Ltd.	36,627,500	115,135
			766,980
India (1.8%)
	HDFC Bank Ltd.	27,473,596	504,658
	Reliance Industries Ltd.	4,327,829	148,470
*	MakeMyTrip Ltd.	1,747,387	132,085
*,4,5	ANI Technologies Private Ltd. PP (Acquired 12/1/15, Cost $5,969)	166,185	16,825
			802,038
Indonesia (0.3%)
	Bank Central Asia Tbk PT	230,721,400	131,274
Israel (1.4%)
*,2	Wix.com Ltd.	4,006,720	645,483
Italy (3.1%)
	Ferrari NV	2,316,706	954,673
	Prysmian SpA	4,145,038	272,618
	FinecoBank Banca Fineco SpA	10,924,663	177,182
			1,404,473
Japan (6.2%)
	SMC Corp.	791,300	399,630
	Nidec Corp.	7,518,100	374,765
	Mitsubishi UFJ Financial Group Inc.	33,287,400	353,568
	Sony Group Corp.	2,479,900	203,602
	M3 Inc.	20,126,400	195,165
	KDDI Corp.	5,831,500	160,686
	MS&AD Insurance Group Holdings Inc.	7,597,300	158,023
	Recruit Holdings Co. Ltd.	3,118,600	157,433
	Bridgestone Corp.	3,509,000	153,804
	SBI Holdings Inc.	4,470,400	115,780
	FUJIFILM Holdings Corp.	4,717,200	107,721
	Terumo Corp.	6,308,200	107,454
	Kubota Corp.	6,484,800	91,783
	Daikin Industries Ltd.	565,000	82,564
	Shimano Inc.	491,100	80,147
	Sekisui Chemical Co. Ltd.	4,103,600	58,898
			2,801,023
Netherlands (9.6%)
	ASML Holding NV	2,221,022	2,125,007
*,1	Adyen NV	1,068,032	1,385,006
	EXOR NV	7,228,863	811,806
			4,321,819
Norway (0.6%)
	DNB Bank ASA	6,517,976	127,632
*,1	AutoStore Holdings Ltd.	85,404,717	121,243
			248,875
Singapore (0.7%)
*	Sea Ltd. ADR	4,812,747	324,957
South Korea (3.9%)
*	Coupang Inc.	44,052,278	1,001,749
	Samsung Electronics Co. Ltd. (XKRX)	6,565,288	347,847
*,1	Delivery Hero SE	9,609,839	294,368
	Samsung SDI Co. Ltd. (XKRX)	341,938	93,423
	Celltrion Inc.	3	—
			1,737,387
Spain (0.8%)
	Banco Bilbao Vizcaya Argentaria SA	20,705,692	224,685
	Iberdrola SA (XMAD)	10,602,865	139,944
			364,629
Sweden (7.2%)
*	Spotify Technology SA	6,190,449	1,837,201
	Atlas Copco AB Class A	57,982,315	1,116,986
*	Kinnevik AB Class B	15,093,719	175,877

Vanguard® International Growth Fund
		Shares	Market Value ($000)
	Svenska Handelsbanken AB Class A	8,112,961	76,348
	Nibe Industrier AB Class B	5,311,268	27,231
			3,233,643
Switzerland (2.6%)
[1]	VAT Group AG	638,714	350,262
	Cie Financiere Richemont SA Class A (Registered)	1,392,134	224,018
	Alcon Inc.	1,745,217	156,764
	Lonza Group AG (Registered)	286,123	155,322
	Chocoladefabriken Lindt & Spruengli AG	12,380	144,085
	Temenos AG (Registered)	2,177,560	140,600
			1,171,051
Taiwan (4.5%)
	Taiwan Semiconductor Manufacturing Co. Ltd. (XTAI)	79,273,000	2,030,017
United Kingdom (6.5%)
*	Wise plc Class A	42,791,415	449,654
	GSK plc	14,353,401	322,062
*,2,4,5	Brandtech Group Class A1 PP (Acquired 9/23/15, Cost $44,800)	33,633,606	247,880
	Unilever plc (XLON)	4,303,730	235,685
*,2	Ocado Group plc	47,079,148	227,054
	Rio Tinto plc	2,951,697	207,792
	AstraZeneca plc	1,277,604	198,602
	RELX plc	4,202,734	184,361
	Reckitt Benckiser Group plc	2,597,689	148,674
	Haleon plc	31,515,347	130,959
	Diageo plc	3,180,132	107,067
	Lloyds Banking Group plc	146,583,597	104,640
	Bunzl plc	2,683,063	100,870
	National Grid plc	8,652,301	98,031
	Burberry Group plc	6,159,364	81,699
	Whitbread plc	1,876,952	71,178
			2,916,208
United States (17.4%)
*	MercadoLibre Inc.	1,288,705	2,223,764
	NVIDIA Corp.	1,470,288	1,611,921
*	Moderna Inc.	9,029,182	1,287,110
*,2	Elastic NV	5,942,696	618,337
	Shell plc (XETR)	11,500,265	418,237
*	Illumina Inc.	2,992,746	312,083
*	Tesla Inc.	1,535,518	273,445
	Roche Holding AG	640,102	163,429
	Booking Holdings Inc.	42,412	160,162
*	Atlassian Corp. Class A	953,026	149,492
*,3	Mobileye Global Inc. Class A	5,227,537	134,139
*	Liberty Media Corp.-Liberty Formula One Class C	1,702,897	126,253
*,3	ARM Holdings plc ADR	728,355	87,781
	Ferguson plc	381,816	78,555
*	Lululemon Athletica Inc.	219,932	68,617
	Shell plc	1,875,532	68,178
*	SolarEdge Technologies Inc.	1,005,131	49,241
			7,830,744
Total Common Stocks (Cost $30,488,178)			43,783,943
Preferred Stocks (1.0%)
	Sartorius AG Preference Shares	1,385,608	367,280
[1]	Dr. Ing Hc F Porsche AG Preference Shares	1,047,639	87,027
Total Preferred Stocks (Cost $899,239)			454,307

Vanguard® International Growth Fund
		Shares	Market Value ($000)
Rights (0.0%)
*	National Grid plc Exp. 6/10/24 (Cost —)	2,523,587	6,305
Temporary Cash Investments (1.7%)
Money Market Fund (1.7%)
[6,7]	Vanguard Market Liquidity Fund, 5.397% (Cost $762,964)	7,631,017	763,025
Total Investments (100.0%) (Cost $32,150,381)			45,007,580
Other Assets and Liabilities—Net (0.0%)			16,090
Net Assets (100%)			45,023,670
Cost is in $000.
*	Non-income-producing security.
1	Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At May 31, 2024, the aggregate value was $3,410,986,000, representing 7.6% of net assets.
2	Considered an affiliated company of the fund as the fund owns more than 5% of the outstanding voting securities of such company.
3	Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $130,132,000.
4	Restricted securities totaling $264,705,000, representing 0.6% of net assets.
5	Security value determined using significant unobservable inputs.
6	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
7	Collateral of $137,752,000 was received for securities on loan.
ADR—American Depositary Receipt.
PP—Private Placement.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
MSCI EAFE Index	June 2024	2,389	283,120	(1,454)
MSCI Emerging Markets Index	June 2024	2,099	110,880	(4,953)
				(6,407)

Forward Currency Contracts
	Contract Settlement Date	Contract Amount (000)				Unrealized Appreciation ($000)	Unrealized Depreciation ($000)
Counterparty			Receive		Deliver
Deutsche Bank AG	6/20/24	USD	9,717	EUR	8,910	40	—
EUR—euro.
USD—U.S. dollar.
A.	Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the valuation designee to represent fair value and subject to oversight by the board of trustees. These procedures include obtaining quotations from an independent pricing service, monitoring news to identify significant market- or security-specific events, and evaluating changes in the values of foreign market proxies (for example, ADRs, futures contracts, or exchange-traded funds), between the time the foreign markets close and the fund’s pricing time. When fair-value pricing is employed, the prices of securities used by a fund to calculate its net asset value may differ from quoted or published prices for the same securities. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value.
B.	Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the fund’s pricing time on the valuation date. Realized gains (losses) and unrealized appreciation (depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).

Vanguard® International Growth Fund
C.	Futures Contracts: The fund uses index futures contracts to a limited extent, with the objective of maintaining full exposure to the stock market while maintaining liquidity. The fund may purchase or sell futures contracts to achieve a desired level of investment, whether to accommodate portfolio turnover or cash flows from capital share transactions. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. Fluctuations in the value of the contracts are recorded as an asset (liability).
D.	Forward Currency Contracts: The fund enters into forward currency contracts to protect the value of securities and related receivables and payables against changes in future foreign exchange rates. Risks associated with these types of forward currency contracts include movement in the values of the foreign currencies relative to the U.S. dollar and the ability of the counterparties to fulfill their obligations under the contracts. The fund mitigates its counterparty risk by entering into forward currency contracts only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. The master netting arrangements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate the forward currency contracts, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The forward currency contracts contain provisions whereby a counterparty may terminate open contracts if the fund’s net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any securities pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the forward currency contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.
Forward currency contracts are valued at their quoted daily prices obtained from an independent third party, adjusted for currency risk based on the expiration date of each contract. Fluctuations in the value of the contracts are recorded as an asset (liability).
E.	Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.
The following table summarizes the market value of the fund’s investments and derivatives as of May 31, 2024, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
Common Stocks—North and South America	8,426,950	649,844	—	9,076,794
Common Stocks—Other	5,066,018	29,376,426	264,705	34,707,149
Preferred Stocks	—	454,307	—	454,307
Rights	6,305	—	—	6,305
Temporary Cash Investments	763,025	—	—	763,025
Total	14,262,298	30,480,577	264,705	45,007,580
Derivative Financial Instruments
Assets
Forward Currency Contracts	—	40	—	40
Liabilities
Futures Contracts[1]	6,407	—	—	6,407
1	Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Schedule of Investments.

Vanguard® International Growth Fund
F.	Certain of the fund’s investments are in companies that are considered to be affiliated companies of the fund because the fund owns more than 5% of the outstanding voting securities of the company or the issuer is another member of The Vanguard Group. Transactions during the period in securities of these companies were as follows:
		Current Period Transactions
	Aug. 31, 2023 Market Value ($000)	Purchases at Cost ($000)	Proceeds from Securities Sold ($000)	Realized Net Gain (Loss) ($000)	Change in Unrealized App. (Dep.) ($000)	Income ($000)	Capital Gain Distributions Received ($000)	May 31, 2024 Market Value ($000)
Brandtech Group Class A	267,387	—	—	—	(19,507)	—	—	247,880
Elastic NV	NA1	157,425	30,638	(4,004)	192,589	—	—	618,337
HelloFresh SE	333,112	—	—	—	(271,021)	—	—	62,091
Jumia Technologies AG ADR	20,645	—	—	—	27,034	—	—	47,679
Ocado Group plc	518,583	—	—	—	(291,529)	—	—	227,054
Vanguard Market Liquidity Fund	789,745	NA2	NA2	18	2	24,346	3	763,025
Wix.com Ltd.	395,744	—	—	—	249,739	—	—	645,483
Total	2,325,216	157,425	30,638	(3,986)	(112,693)	24,346	3	2,611,549
1	Not applicable—at August 31, 2023, the issuer was not an affiliated company of the fund.
2	Not applicable—purchases and sales are for temporary cash investment purposes.